12. FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Impact on finance income (expenses)	R$ 185,525	R$ (1,045,771)	R$ 41,153
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Asset position	350,308
Liability position	(344,741)
Fair market value of amounts receivable/(payable)	5,567
Impact on finance income (expenses)	R$ 4,986
Foreign Exchange Risk [Member] | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Counterparties name	Total Dollar-to-Euro swap
Notional amount	R$ 12,875
Asset position	51,923
Liability position	(50,559)
Fair market value of amounts receivable/(payable)	1,364
Impact on finance income (expenses)	R$ 783
Foreign Exchange Risk [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Counterparties name	Total Swap CDI x dollar
Notional amount	R$ 67,000
Asset position	298,385
Liability position	(294,182)
Fair market value of amounts receivable/(payable)	4,203
Impact on finance income (expenses)	R$ 4,203
Foreign Exchange Risk [Member] | BCP [Member] | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Counterparties name	BCP
Maturity	Feb. 07, 2020
Functional Currency	Dollar
Notional amount	R$ 12,875
Asset position	51,923
Liability position	(50,559)
Fair market value of amounts receivable/(payable)	1,364
Impact on finance income (expenses)	R$ 783
Foreign Exchange Risk [Member] | Bradesco [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Counterparties name	Bradesco
Maturity	Oct. 02, 2023
Functional Currency	Dollar
Notional amount	R$ 67,000
Asset position	298,385
Liability position	(294,182)
Fair market value of amounts receivable/(payable)	4,203
Impact on finance income (expenses)	R$ 4,203